Share-based awards (Tables)	12 Months Ended
Mar. 31, 2024
Share-based awards
Schedule of share-based compensation expense by function

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Cost of revenue	5,725	5,710	3,012
Product development expenses	11,035	13,514	7,623
Sales and marketing expenses	3,050	3,710	2,265
General and administrative expenses	4,161	7,897	5,646
	23,971	30,831	18,546

RSUs
Share-based awards
Summary of changes in the RSUs

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended March 31, 2024 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs	fair value
		US$
Awarded and unvested as of April 1, 2023	61,288,204	155.49
Granted	33,687,624	83.93
Vested	(22,242,169)	168.18
Canceled/forfeited	(8,287,198)	131.05
Awarded and unvested as of March 31, 2024 (i)	64,446,461	116.85
Expected to vest as of March 31, 2024 (ii)	55,339,287	120.44

(i)
No outstanding RSUs will be vested after the expiry of a period of up to ten years from the date of grant.
(ii)
RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

Options
Share-based awards
Summary of changes in the share options

A summary of the changes in the share options relating to ordinary shares granted by the Company during the year ended March 31, 2024 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options	price	life
		US$	(in years)
Outstanding as of April 1, 2023	7,129,334	77.08	3.9
Granted	2,000,000	78.37	9.7
Exercised	(2,210,667)	53.33	—
Canceled/forfeited	(84,000)	26.00	—
Outstanding as of March 31, 2024	6,834,667	85.77	5.5
Vested and exercisable as of March 31, 2024 (i)	3,693,333	94.37	3.5
Vested and expected to vest as of March 31, 2024 (ii)	6,777,267	86.28	5.5

(i)
No outstanding share options will be vested or exercisable after the expiry of a period of up to twelve years from the date of grant.
(ii)
Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

Schedule of fair value assumptions

	Year ended March 31,
	2022	2024
Risk-free interest rate (i)	1.93% - 2.00%	4.50%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	3.71 - 7.14	6.50
Expected volatility (iv)	35.7%	44.8%

(i)
Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect on the measurement date.
(ii)
For the share options granted during the year ended March 31, 2022, expected dividend yield is assumed to be nil as the Company had no history or expectation of paying a dividend on its ordinary shares. For the share options granted during the year ended March 31, 2024, expected dividend yield is nil as the Company decided to pay upon the exercise of such share options in an amount equivalent to the dividends as detailed in Note 28 to the participants.
(iii)
Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)
Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant.